Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Common Stock To Be Issued [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2021	$ 567	$ 33,549,719	$ (33,438,276)	$ (30,328)			$ 81,682
Beginning balance, shares at Mar. 31, 2021	566,773
Common stock issued to an investor	$ 5,114	394,886					400,000
Common stock issued to an investor, shares	5,114,475
Net loss			(287,171)				(287,171)
Ending balance, value at Mar. 31, 2022	$ 5,681	33,944,605	(33,725,447)	(30,328)			194,511
Ending balance, shares at Mar. 31, 2022	5,681,248
Net loss			(5,035,134)				(5,035,134)
Stock-based compensation - fair value of warrants– related party		5,009,771					5,009,771
Ending balance, value at Jun. 30, 2022	$ 5,681	38,954,376	(38,760,581)	(30,328)			169,148
Ending balance, shares at Jun. 30, 2022	5,681,248
Beginning balance, value at Mar. 31, 2022	$ 5,681	33,944,605	(33,725,447)	(30,328)			194,511
Beginning balance, shares at Mar. 31, 2022	5,681,248
Net loss							(5,081,806)
Ending balance, value at Sep. 30, 2022	$ 5,681	38,954,376	(38,807,253)	(30,328)			122,476
Ending balance, shares at Sep. 30, 2022	5,681,248
Beginning balance, value at Mar. 31, 2022	$ 5,681	33,944,605	(33,725,447)	(30,328)			194,511
Beginning balance, shares at Mar. 31, 2022	5,681,248
Net loss			(8,472,216)			665	(8,471,551)
Stock-based compensation - fair value of warrants– related party		8,141,501					8,141,501
Shares issued for acquisition	$ 2,500	45,697					48,197
Shares issued for acquisition, shares	2,500,000
Exercise of warrants	$ 115	114,885					115,000
Exercise of warrants, shares	115,000
Ending balance, value at Mar. 31, 2023	$ 8,296	42,246,688	(42,197,663)	(30,328)		665	27,658
Ending balance, shares at Mar. 31, 2023	8,296,248
Beginning balance, value at Jun. 30, 2022	$ 5,681	38,954,376	(38,760,581)	(30,328)			169,148
Beginning balance, shares at Jun. 30, 2022	5,681,248
Net loss			(46,672)				(46,672)
Ending balance, value at Sep. 30, 2022	$ 5,681	38,954,376	(38,807,253)	(30,328)			122,476
Ending balance, shares at Sep. 30, 2022	5,681,248
Beginning balance, value at Mar. 31, 2023	$ 8,296	42,246,688	(42,197,663)	(30,328)		665	27,658
Beginning balance, shares at Mar. 31, 2023	8,296,248
Net loss			(40,296)			(61)	(40,357)
Exercise of warrants					25,000		25,000
Shares issued for stock investment	$ 2,500	1,747,500					1,750,000
Shares issued for stock investment, shares	2,500,000
Ending balance, value at Jun. 30, 2023	$ 10,796	43,994,188	(42,237,959)	(30,328)	25,000	604	1,762,301
Ending balance, shares at Jun. 30, 2023	10,796,248
Beginning balance, value at Mar. 31, 2023	$ 8,296	42,246,688	(42,197,663)	(30,328)		665	27,658
Beginning balance, shares at Mar. 31, 2023	8,296,248
Net loss							(142,251)
Ending balance, value at Sep. 30, 2023	$ 10,876	44,074,108	(42,336,749)	(30,328)	25,000	(2,500)	1,740,407
Ending balance, shares at Sep. 30, 2023	10,876,248
Beginning balance, value at Jun. 30, 2023	$ 10,796	43,994,188	(42,237,959)	(30,328)	25,000	604	1,762,301
Beginning balance, shares at Jun. 30, 2023	10,796,248
Net loss			(98,790)			(3,104)	(101,894)
Exercise of warrants	$ 80	79,920					80,000
Exercise of warrants, shares	80,000
Ending balance, value at Sep. 30, 2023	$ 10,876	$ 44,074,108	$ (42,336,749)	$ (30,328)	$ 25,000	$ (2,500)	$ 1,740,407
Ending balance, shares at Sep. 30, 2023	10,876,248